Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 178,258	$ 109,347	$ 76,920
Other Comprehensive Income:
Foreign currency translation adjustment	(5,792)	(16,852)	47,920
Unrealized gain (loss) on interest rate swaps:
Unrealized gain (loss) arising during the period, net of tax provision (benefit) of ($6,309), $291, and ($1,835), respectively	(9,644)	445	(2,804)
Reclassification adjustment for loss included in floor plan interest expense, net of tax provision of $46, $3,265, and $4,311, respectively	70	4,990	6,589
Unrealized gain (loss) on interest rate swaps, net of tax	(9,574)	5,435	3,785
Other adjustments to Comprehensive Income, net	(8,695)	695	3,333
Other Comprehensive Income (Loss), Net of Taxes	(24,061)	(10,722)	55,038
Comprehensive Income	154,197	98,625	131,958
Less: Income attributable to non-controlling interests	1,377	1,066	459
Comprehensive income attributable to Penske Automotive Group common stockholders	$ 152,820	$ 97,559	$ 131,499